united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 5/31

Date of reporting period: 11/30/23

Item 1. Reports to Stockholders.

Brookstone Dividend Stock ETF (BAMD)
Brookstone Growth Stock ETF (BAMG)
Brookstone Value Stock ETF (BAMV)
Brookstone Intermediate Bond ETF (BAMB)
Brookstone Ultra-Short Bond ETF (BAMU)
Brookstone Active ETF (BAMA)
Brookstone Opportunities ETF (BAMO)
Brookstone Yield ETF (BAMY)

Semi-Annual Report
November 30, 2023

1-888-562-8880
www.brookstoneam.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Brookstone ETFs. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.
Member FINRA

Brookstone Dividend Stock ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2023

Average Annual Total Return through November 30, 2023*, as compared to its benchmark:

Since
Inception***
Brookstone Dividend Stock ETF - NAV	6.06%
Brookstone Dividend Stock ETF - Market Price	6.14%
Dow Jones US Select Dividend Index**	4.37%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Returns are calculated using the traded net asset value or “NAV” on November 30, 2023. Performance data current to the most recent month end may be obtained by visiting www.Brookstoneam.com or by calling 1-888-562-8880.

The Fund’s per share NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing investment company shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s estimated total annual operating expenses before fee waiver and/or reimbursement are 1.32% per the most recent prospectus.

The Fund’s adviser has agreed to reduce its fees and/or absorb expenses of the Fund, until at September 30, 2024, to ensure that total fund expenses after fee waiver and/or reimbursement (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 0.95% of the Fund’s net assets.

**	Dow Jones US Select Dividend Index is a benchmark aimed to measure the performance of high dividend-paying U.S. stocks, excluding REITs, meeting specific criteria for dividends, earnings, size and liquidity. It uses a yield-driven weighting method. Rebalancing occurs annually in March. Investors cannot invest directly in an index.

***	As of the close of business on the day of commencement of trading on September 27, 2023.

The Fund’s top asset classes are as follows:

Sector/Industries	% of Net Assets
Electric Utilities	19.4%
Banking	10.5%
REIT	7.3%
Chemicals	6.8%
Telecommunications	6.8%
Insurance	6.7%
Oil & Gas Producers	6.6%
Biotech & Pharma	6.2%
Food	6.0%
Containers & Packaging	3.4%
Other Assets in Excess of Liabilities	20.3%
Total	100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Brookstone Growth Stock ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2023

Average Annual Total Return through November 30, 2023*, as compared to its benchmark:

Since
Inception***
Brookstone Growth Stock ETF - NAV	6.61%
Brookstone Growth Stock ETF - Market Price	6.65%
S&P Growth Total Return Index**	6.76%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Returns are calculated using the traded net asset value or “NAV” on November 30, 2023. Performance data current to the most recent month end may be obtained by visiting www.Brookstoneam.com or by calling 1-888-562-8880.

The Fund’s per share NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing investment company shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s estimated total annual operating expenses before fee waiver and/or reimbursement are 1.32% per the most recent prospectus.

The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least September 30, 2024, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 0.95% of the Fund’s net assets.

**	S&P Growth Total Return Index is a stock index administered by Standard & Poor’s-Dow Jones Indices. The purpose of the index is to serve as a proxy for growth companies included in the S&P 500. The index identifies growth stocks using three factors: sales growth, the ratio of earnings change to price, and momentum. Investors cannot invest directly in an index.

***	As of the close of business on the day of commencement of trading on September 26, 2023.

The Fund’s top sector and industries are as follows:

Sector/Industries	% of Net Assets
Software	21.8%
Semiconductors	10.2%
Biotech & Pharma	8.7%
Internet Media & Services	7.1%
Oil & Gas Producers	5.5%
E-Commerce Discretionary	3.5%
Home Construction	3.5%
Special Finance	3.5%
Aerospace & Defense	3.4%
Technology Hardware	3.4%
Other Assets in Excess of Liabilities	29.4%
Total	100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Brookstone Value Stock ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2023

Average Annual Total Return through November 30, 2023*, as compared to its benchmark:

Since
Inception***
Brookstone Value Stock ETF - NAV	7.55%
Brookstone Value Stock ETF - Market Price	7.59%
S&P Value Total Return Index**	7.82%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Returns are calculated using the traded net asset value or “NAV” on November 30, 2023. Performance data current to the most recent month end may be obtained by visiting www.Brookstoneam.com or by calling 1-888-562-8880.

The Fund’s per share NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing investment company shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s estimated total annual operating expenses before fee waiver and/or reimbursement are 1.32% per the most recent prospectus.

The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least September 30, 2024, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 0.95% of the Fund’s net assets.

**	S&P Value Total Return Index is a stock index administered by Standard & Poor’s-Dow Jones Indices. The purpose of the index is it measures the performance of the large-cap value sector in the US equity market drawn from the S&P 500 Index (^SPX). It is a float-adjusted market cap index, which uses the ratios of book value, earnings, and sales to price to measure value. Investors cannot invest directly in an index.

***	As of the close of business on the day of commencement of trading on September 26, 2023.

The Fund’s top sector and industries are as follows:

Sector/Industries	% of Net Assets
Banking	10.3%
Software	7.2%
Technology Services	6.9%
Diversified Industrials	6.7%
Electric Utilities	6.2%
Aerospace & Defense	3.7%
Semiconductors	3.6%
Apparel & Textile Products	3.4%
Electrical Equipment Entertainment	3.4%
Content	3.5%
Other Assets in Excess of Liabilities	45.1%
Total	100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Brookstone Intermediate Bond ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2023

Average Annual Total Return through November 30, 2023*, as compared to its benchmark:

Since
Inception***
Brookstone Intermediate Bond ETF - NAV	1.45%
Brookstone Intermediate Bond ETF - Market Price	1.45%
Bloomberg U.S. Aggregate Bond Index**	2.70%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Returns are calculated using the traded net asset value or “NAV” on November 30, 2023. Performance data current to the most recent month end may be obtained by visiting www.Brookstoneam.com or by calling 1-888-562-8880.

The Fund’s per share NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing investment company shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s estimated total annual operating expenses before fee waiver and/or reimbursement are 1.52% per the most recent prospectus.

The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least September 30, 2024, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 0.95% of the Fund’s net assets.

**	The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). Investors cannot invest directly in an index.

***	As of the close of business on the day of commencement of trading on September 26, 2023.

The Fund’s top asset classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds
Fixed Income	98.3%
Other Assets in Excess of Liabilities	1.7%
Total	100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Brookstone Ultra-Short Bond ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2023

Average Annual Total Return through November 30, 2023*, as compared to its benchmark:

Since
Inception***
Brookstone Ultra-Short Bond ETF - NAV	0.92%
Brookstone Ultra-Short Bond ETF - Market Price	0.92%
Bloomberg 1-3 Month U.S. Treasury Bill Index **	0.97%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Returns are calculated using the traded net asset value or “NAV” on November 30, 2023. Performance data current to the most recent month end may be obtained by visiting www.Brookstoneam.com or by calling 1-888-562-8880.

The Fund’s per share NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing investment company shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total estimated annual operating expenses before fee waiver and/or reimbursement are 1.52% per the most recent prospectus.

The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least September 30, 2024, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 0.95% of the Fund’s net assets.

**	The Bloomberg 1-3 Month U.S. Treasury Bill Index is a broad-based flagship benchmark that is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months. Investors cannot invest directly in an index.

***	As of the close of business on the day of commencement of trading on September 26, 2023.

The Fund’s top asset classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds
Fixed Income	98.3%
Other Assets in Excess of Liabilities	1.7%
Total	100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Brookstone Active ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2023

Average Annual Total Return through November 30, 2023*, as compared to its benchmark:

Since
Inception***
Brookstone Active ETF - NAV	4.88%
Brookstone Active ETF - Market Price	4.88%
Dow Jones Moderate Portfolio Index **	4.42%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Returns are calculated using the traded net asset value or “NAV” on November 30, 2023. Performance data current to the most recent month end may be obtained by visiting www.Brookstoneam.com or by calling 1-888-562-8880.

The Fund’s per share NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing investment company shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total estimated annual operating expenses before fee waiver and/or reimbursement are 1.52% per the most recent prospectus.

The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least September 30, 2024, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 0.95% of the Fund’s net assets.

**	The Dow Jones Moderate Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The Dow Jones Moderate U.S. Portfolio Index risk level is set to 60% of the Dow Jones U.S. Stock CMAC Index’s downside risk (past 36 months). Investors cannot invest directly in an index.

***	As of the close of business on the day of commencement of trading on September 27, 2023.

The Fund’s top asset classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds
Equity	60.0%
Fixed Income	38.0%
Other Assets in Excess of Liabilities	2.0%
Total	100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Brookstone Opportunities ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2023

Average Annual Total Return through November 30, 2023*, as compared to its benchmark:

Since
Inception***
Brookstone Opportunities ETF - NAV	4.96%
Brookstone Opportunities ETF - Market Price	5.00%
Dow Jones Moderate Portfolio Index **	4.42%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Returns are calculated using the traded net asset value or “NAV” on November 30, 2023. Performance data current to the most recent month end may be obtained by visiting www.Brookstoneam.com or by calling 1-888-562-8880.

The Fund’s per share NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing investment company shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s estimated total annual operating expenses before fee waiver and/or reimbursement are 1.67% per the most recent prospectus.

The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least September 30, 2024, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 0.95% of the Fund’s net assets.

**	The Dow Jones Moderate Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The Dow Jones Moderate U.S. Portfolio Index risk level is set to 60% of the Dow Jones U.S. Stock CMAC Index’s downside risk (past 36 months). Investors cannot invest directly in an index.

***	As of the close of business on the day of commencement of trading on September 27, 2023.

The Fund’s top asset classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds
Equity	60.2%
Fixed Income	37.8%
Other Assets in Excess of Liabilities	2.0%
Total	100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Brookstone Yield ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2023

Average Annual Total Return through November 30, 2023*, as compared to its benchmark:

Since
Inception***
Brookstone Yield ETF - NAV	3.57%
Brookstone Yield ETF - Market Price	3.53%
Bloomberg U.S. Corporate High Yield Index**	3.61%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Returns are calculated using the traded net asset value or “NAV” on November 30, 2023. Performance data current to the most recent month end may be obtained by visiting www.Brookstoneam.com or by calling 1-888-562-8880.

The Fund’s per share NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing investment company shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s estimated total annual operating expenses before fee waiver and/or reimbursement are 1.85% per the most recent prospectus.

The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least September 30, 2024, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 0.95% of the Fund’s net assets.

**	The Bloomberg U.S. Corporate High Yield Index is an unmanaged, U.S. dollar– denominated, nonconvertible, non-investment-grade debt index. The index consists of domestic and corporate bonds rated Ba and below with a minimum outstanding amount of $150 million. Investors cannot invest directly in an index.

***	As of the close of business on the day of commencement of trading on September 27, 2023.

The Fund’s top asset classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds
Equity	78.0%
Fixed Income	18.3%
Other Assets in Excess of Liabilities	3.7%
Total	100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

BROOKSTONE DIVIDEND STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.1%
	ASSET MANAGEMENT - 3.3%
18,663	T Rowe Price Group, Inc.	$1,868,726

	AUTOMOTIVE - 3.1%
167,959	Ford Motor Company	1,723,259

	BANKING - 10.5%
172,428	Huntington Bancshares, Inc.	1,941,539
59,927	Truist Financial Corporation	1,926,054
51,623	US Bancorp	1,967,869
		5,835,462
	BIOTECH & PHARMA - 6.2%
22,510	Gilead Sciences, Inc.	1,724,266
57,270	Pfizer, Inc.	1,745,017
		3,469,283
	CHEMICALS - 6.8%
35,614	Dow, Inc.	1,843,025
23,188	Eastman Chemical Company	1,943,849
		3,786,874
	CONTAINERS & PACKAGING - 3.4%
52,057	International Paper Company	1,922,986

	DIVERSIFIED INDUSTRIALS - 3.4%
19,273	3M Company	1,909,376

	ELECTRIC UTILITIES - 19.4%
22,392	American Electric Power Company, Inc.	1,781,284
41,097	Dominion Energy, Inc.	1,863,338
19,498	Duke Energy Corporation	1,799,275
27,190	Edison International	1,821,458
17,981	Entergy Corporation	1,823,453
21,014	WEC Energy Group, Inc.	1,757,191
		10,845,999
	FOOD - 6.0%
63,666	Conagra Brands, Inc.	1,801,112

See accompanying notes to financial statements.

BROOKSTONE DIVIDEND STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	FOOD - 6.0% (Continued)
29,693	Kellogg Company	$1,560,070
		3,361,182
	GAS & WATER UTILITIES - 3.1%
68,061	NiSource, Inc.	1,745,084

	HOUSEHOLD PRODUCTS - 3.2%
14,454	Kimberly-Clark Corporation	1,788,393

	INFRASTRUCTURE REIT - 3.8%
18,314	Crown Castle, Inc.	2,147,866

	INSURANCE - 6.7%
63,410	Old Republic International Corporation	1,858,547
18,984	Prudential Financial, Inc.	1,856,256
		3,714,803
	OIL & GAS PRODUCERS - 6.6%
104,930	Kinder Morgan, Inc.	1,843,620
26,576	ONEOK, Inc.	1,829,758
		3,673,378
	RETAIL REIT - 3.5%
35,806	Realty Income Corporation	1,932,092

	TELECOMMUNICATIONS - 6.8%
112,919	AT&T, Inc.	1,871,068
49,935	Verizon Communications, Inc.	1,914,008
		3,785,076

See accompanying notes to financial statements.

BROOKSTONE DIVIDEND STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	TOBACCO & CANNABIS - 3.3%
43,357	Altria Group, Inc.	$1,822,728

	TOTAL COMMON STOCKS (Cost $52,361,048)	$55,332,567

	TOTAL INVESTMENTS - 99.1% (Cost $52,361,048)	$55,332,567
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.9%	481,909
	NET ASSETS - 100.0%	$55,814,476

See accompanying notes to financial statements.

BROOKSTONE GROWTH STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.0%
	AEROSPACE & DEFENSE - 3.4%
4,140	Lockheed Martin Corporation, B	$1,853,768

	AUTOMOTIVE - 3.0%
6,831	Tesla, Inc.(a)	1,639,986

	BEVERAGES - 3.0%
9,729	PepsiCo, Inc.	1,637,293

	BIOTECH & PHARMA - 8.7%
6,417	Amgen, Inc.	1,730,279
28,980	Bristol-Myers Squibb Company	1,431,033
15,939	Merck & Co., Inc.	1,633,429
		4,794,741
	CHEMICALS - 2.2%
10,143	Albemarle Corporation	1,230,042

	E-COMMERCE DISCRETIONARY - 3.5%
13,248	Amazon.com, Inc.(a)	1,935,400

	HEALTH CARE FACILITIES & SERVICES - 3.3%
3,312	UnitedHealth Group, Inc.	1,831,437

	HOME CONSTRUCTION - 3.5%
32,292	Masco Corporation	1,955,282

	HOUSEHOLD PRODUCTS - 3.0%
82,593	Kenvue, Inc.	1,688,201

	INTERNET MEDIA & SERVICES - 7.1%
13,041	Alphabet, Inc., A(a)	1,728,324
38,709	Uber Technologies, Inc.(a)	2,182,413
		3,910,737

See accompanying notes to financial statements.

BROOKSTONE GROWTH STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	LEISURE FACILITIES & SERVICES - 3.2%
6,210	McDonald’s Corporation	$1,750,226

	MEDICAL EQUIPMENT & DEVICES - 3.0%
3,312	Thermo Fisher Scientific, Inc.	1,641,957

	OIL & GAS PRODUCERS - 5.5%
10,350	Chevron Corporation	1,486,260
14,904	Exxon Mobil Corporation	1,531,237
		3,017,497
	SEMICONDUCTORS - 10.2%
4,140	NVIDIA Corporation	1,936,278
15,732	QUALCOMM, Inc.	2,030,215
17,802	Teradyne, Inc.	1,641,878
		5,608,371
	SOFTWARE - 21.8%
8,280	Autodesk, Inc.(a)	1,808,600
5,382	Microsoft Corporation	2,039,294
7,452	Palo Alto Networks, Inc.(a)	2,199,010
3,105	ServiceNow, Inc.(a)	2,129,223
11,385	Snowflake, Inc.(a)	2,136,737
4,347	Tyler Technologies, Inc.(a)	1,777,227
		12,090,091
	SPECIALTY FINANCE - 3.5%
11,178	American Express Company	1,908,867

	TECHNOLOGY HARDWARE - 3.4%
9,729	Apple, Inc.	1,848,024

	TECHNOLOGY SERVICES - 3.4%
7,245	Visa, Inc., Class A	1,859,647

See accompanying notes to financial statements.

BROOKSTONE GROWTH STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	TELECOMMUNICATIONS - 3.3%
12,213	T-Mobile US, Inc.	$1,837,446

	TOTAL COMMON STOCKS (Cost $51,513,039)	$54,039,013

	TOTAL INVESTMENTS - 98.0% (Cost $51,513,039)	$54,039,013
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.0%	1,106,741
	NET ASSETS - 100.0%	$55,145,754

(a)	Non-income producing security.

See accompanying notes to financial statements.

BROOKSTONE VALUE STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5%
	AEROSPACE & DEFENSE - 3.7%
9,233	Boeing Company (The)(a)	$2,138,640

	APPAREL & TEXTILE PRODUCTS - 3.5%
18,035	NIKE, Inc., Class B	1,988,719

	BANKING - 10.3%
65,530	Bank of America Corporation	1,998,010
12,981	JPMorgan Chase & Company	2,026,074
44,409	Wells Fargo & Company	1,980,197
		6,004,281
	BEVERAGES - 3.1%
31,673	Coca-Cola Company (The)	1,850,970

	BIOTECH & PHARMA - 3.2%
12,052	Johnson & Johnson	1,863,962

	CABLE & SATELLITE - 3.0%
42,126	Comcast Corporation, Class A	1,764,658

	DIVERSIFIED INDUSTRIALS - 6.7%
16,463	General Electric Company	2,005,193
9,602	Honeywell International, Inc.	1,881,224
		3,886,417
	E-COMMERCE DISCRETIONARY - 3.3%
13,251	Amazon.com, Inc.(a)	1,935,839

	ELECTRIC UTILITIES - 6.2%
30,498	NextEra Energy, Inc.	1,784,438
21,776	WEC Energy Group, Inc.	1,820,909
		3,605,347
	ELECTRICAL EQUIPMENT - 3.4%
23,119	Otis Worldwide Corporation	1,983,379

See accompanying notes to financial statements.

BROOKSTONE VALUE STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	ENTERTAINMENT CONTENT - 3.5%
21,565	Walt Disney Company (The)(a)	$1,998,860

	HEALTH CARE FACILITIES & SERVICES - 3.0%
26,041	CVS Health Corporation	1,769,486

	HEALTH CARE REIT - 3.2%
21,066	Welltower, Inc.	1,876,981

	INSTITUTIONAL FINANCIAL SERVICES - 3.4%
5,763	Goldman Sachs Group, Inc. (The)	1,968,295

	INSURANCE - 3.2%
5,125	Berkshire Hathaway, Inc., Class B(a)	1,845,000

	INTERNET MEDIA & SERVICES - 3.2%
5,730	Meta Platforms, Inc., Class A(a)	1,874,570

	LEISURE FACILITIES & SERVICES - 3.1%
18,333	Starbucks Corporation	1,820,467

	MEDICAL EQUIPMENT & DEVICES - 3.4%
16,629	Zimmer Biomet Holdings, Inc.	1,934,119

	METALS & MINING - 3.4%
48,741	Newmont Corporation	1,958,901

	RETAIL - CONSUMER STAPLES - 3.1%
40,077	Kroger Company (The)	1,774,209

	SEMICONDUCTORS - 3.6%
17,014	Advanced Micro Devices, Inc.(a)	2,061,416

	SOFTWARE - 7.2%
5,251	Microsoft Corporation	1,989,656

See accompanying notes to financial statements.

BROOKSTONE VALUE STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	SOFTWARE - 7.2% (Continued)
8,695	Salesforce, Inc.(a)	$2,190,271
		4,179,927
	TECHNOLOGY HARDWARE - 2.9%
34,206	Cisco Systems, Inc.	1,654,886

	TECHNOLOGY SERVICES - 6.9%
27,588	Cognizant Technology Solutions Corporation, Class A	1,941,643
35,064	Fidelity National Information Services, Inc.	2,056,153
		3,997,796

	TOTAL COMMON STOCKS (Cost $54,666,994)	57,737,125

	TOTAL INVESTMENTS - 99.5% (Cost $54,666,994)	$57,737,125
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	278,984
	NET ASSETS - 100.0%	$58,016,109

(a)	Non-income producing security.

See accompanying notes to financial statements.

BROOKSTONE INTERMEDIATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.3%
	FIXED INCOME - 98.3%
91,512	iShares 0-3 Month Treasury Bond ETF	$9,218,004
99,510	iShares 7-10 Year Treasury Bond ETF	9,295,229
399,528	iShares iBonds Dec 2025 Term Treasury ETF	9,277,040
184,512	iShares Trust iShares 1-5 Year Investment Grade	9,347,378
100,440	SPDR Bloomberg 1-3 Month T-Bill ETF	9,224,410
		46,362,061

	TOTAL EXCHANGE-TRADED FUNDS (Cost $45,903,443)	46,362,061

	TOTAL INVESTMENTS - 98.3% (Cost $45,903,443)	$46,362,061
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.7%	788,417
	NET ASSETS - 100.0%	$47,150,478

See accompanying notes to financial statements.

BROOKSTONE ULTRA-SHORT BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.3%
	FIXED INCOME - 98.3%
106,620	Invesco Treasury Collateral ETF	$11,267,601
111,572	iShares 0-3 Month Treasury Bond ETF	11,238,648
470,348	iShares iBonds Dec 2024 Term Treasury ETF	11,246,021
122,440	SPDR Bloomberg 1-3 Month T-Bill ETF	11,244,890
112,868	SPDR Bloomberg 3-12 Month T-Bill ETF	11,233,752
		56,230,912

	TOTAL EXCHANGE-TRADED FUNDS (Cost $56,098,350)	56,230,912

	TOTAL INVESTMENTS - 98.3% (Cost $56,098,350)	$56,230,912
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.7%	963,456
	NET ASSETS - 100.0%	$57,194,368

See accompanying notes to financial statements.

BROOKSTONE ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	EQUITY - 60.0%
109,312	SPDR Portfolio S&P 500 ETF	$5,867,868
92,960	SPDR Portfolio S&P 500 Growth ETF	5,846,254
132,608	SPDR Portfolio S&P 500 Value ETF	5,887,796
		17,601,918
	FIXED INCOME - 38.0%
55,104	iShares 0-3 Month Treasury Bond ETF	5,550,626
225,568	SPDR Portfolio Aggregate Bond ETF	5,621,154
		11,171,780

	TOTAL EXCHANGE-TRADED FUNDS (Cost $27,867,855)	28,773,698

	TOTAL INVESTMENTS - 98.0% (Cost $27,867,855)	$28,773,698
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.0%	593,402
	NET ASSETS - 100.0%	$29,367,100

See accompanying notes to financial statements.

BROOKSTONE OPPORTUNITIES ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	EQUITY - 60.2%
35,175	Invesco Nasdaq 100 ETF	$5,626,241
15,225	SPDR Dow Jones Industrial Average ETF Trust	5,481,000
13,020	Vanguard S&P 500 ETF	5,460,588
		16,567,829
	FIXED INCOME - 37.8%
51,660	iShares 0-3 Month Treasury Bond ETF	5,203,712
56,700	SPDR Bloomberg 1-3 Month T-Bill ETF	5,207,328
		10,411,040

	TOTAL EXCHANGE-TRADED FUNDS (Cost $26,145,643)	26,978,869

	TOTAL INVESTMENTS - 98.0% (Cost $26,145,643)	$26,978,869
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.0%	562,805
	NET ASSETS - 100.0%	$27,541,674

See accompanying notes to financial statements.

BROOKSTONE YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 96.3%
	EQUITY - 78.0%
321,768	Global X Nasdaq 100 Covered Call ETF	$5,486,144
137,776	Global X S&P 500 Covered Call ETF	5,369,131
99,408	JPMorgan Equity Premium Income ETF	5,438,612
114,777	JPMorgan Nasdaq Equity Premium Income ETF	5,656,210
		21,950,097
	FIXED INCOME - 18.3%
181,376	iShares 20+ Year Treasury Bond BuyWrite Strategy	5,138,382

	TOTAL EXCHANGE-TRADED FUNDS (Cost $26,626,072)	27,088,479

	TOTAL INVESTMENTS - 96.3% (Cost $26,626,072)	$27,088,479
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.7%	1,034,799
	NET ASSETS - 100.0%	$28,123,278

See accompanying notes to financial statements.

Brookstone ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
November 30, 2023

	Brookstone	Brookstone	Brookstone	Brookstone
	Dividend Stock	Growth Stock	Value Stock	Intermediate Bond
	ETF	ETF	ETF	ETF
ASSETS
Investment securities:
At cost	$52,361,048	$51,513,039	$54,666,994	$45,903,443
At value	$55,332,567	$54,039,013	$57,737,125	$46,362,061
Cash and cash equivalents	434,168	1,060,663	224,883	817,215
Receivable due from Adviser	3,085	4,829	2,171	10,633
Receivable for Fund shares sold	1,306,507	—	1,063,558	1,014,984
Receivable for dividends and interest	213,483	99,330	128,405	1,996
TOTAL ASSETS	57,289,810	55,203,835	59,156,142	48,206,889

LIABILITIES
Distributions Payable	137,130	25,047	56,180	21,658
Payable for investments purchased	780,340	—	1,050,271	997,755
Payable for Fund shares redeemed	523,909	—	—	—
Payable to related parties	12,528	12,731	12,732	15,069
Accrued expenses and other liabilities	21,427	20,303	20,850	21,929
TOTAL LIABILITIES	1,475,334	58,081	1,140,033	1,056,411
NET ASSETS	$55,814,476	$55,145,754	$58,016,109	$47,150,478

Composition of Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$52,724,718	$52,567,342	$54,885,433	$46,695,125
Accumulated earnings (losses)	3,089,758	2,578,412	3,130,676	455,353
NET ASSETS	$55,814,476	$55,145,754	$58,016,109	$47,150,478

Net Asset Value Per Share:
Shares:
Net Assets	$55,814,476	$55,145,754	$58,016,109	$47,150,478
Shares of beneficial interest outstanding	2,110,000	2,070,000	2,160,000	1,860,000
Net asset value (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$26.45	$26.64	$26.86	$25.35
Market Price	$26.47	$26.65	$26.87	$25.35

See accompanying notes to financial statements.

Brookstone ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
November 30, 2023

	Brookstone	Brookstone	Brookstone	Brookstone
	Ultra-Short Bond	Active	Opportunitites	Yield
	ETF	ETF	ETF	ETF
ASSETS
Investment securities:
At cost	$56,098,350	$27,867,855	$26,145,643	$26,626,072
At value	$56,230,912	$28,773,698	$26,978,869	$27,088,479
Cash and cash equivalents	1,065,021	606,881	576,190	1,144,845
Receivable due from Adviser	3,179	17,398	17,923	18,994
Receivable for dividends and interest	2,662	1,476	10,148	2,410
TOTAL ASSETS	57,301,774	29,399,453	27,583,130	28,254,728

LIABILITIES
Distributions Payable	70,597	—	9,555	100,171
Payable to related parties	15,069	12,533	12,532	12,532
Accrued expenses and other liabilities	21,740	19,820	19,369	18,747
TOTAL LIABILITIES	107,406	32,353	41,456	131,450
NET ASSETS	$57,194,368	$29,367,100	$27,541,674	$28,123,278

Composition of Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$57,065,894	$28,465,212	$26,695,273	$27,662,661
Accumulated earnings (losses)	128,474	901,888	846,401	460,617
NET ASSETS	$57,194,368	$29,367,100	$27,541,674	$28,123,278

Net Asset Value Per Share:
Shares:
Net Assets	$57,194,368	$29,367,100	$27,541,674	$28,123,278
Shares of beneficial interest outstanding	2,270,000	1,120,000	1,050,000	1,090,000
Net asset value (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$25.20	$26.22	$26.23	$25.80
Market Price	$25.20	$26.22	$26.24	$25.81

See accompanying notes to financial statements.

Brookstone ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Period Ended November 30, 2023

	Brookstone	Brookstone	Brookstone	Brookstone
	Dividend Stock	Growth Stock	Value Stock	Intermediate Bond
	ETF *	ETF **	ETF **	ETF **
INVESTMENT INCOME
Dividends	$239,828	$104,200	$147,716	$42,343
Interest	1,977	2,781	1,163	2,156
TOTAL INVESTMENT INCOME	241,805	106,981	148,879	44,499

EXPENSES
Investment advisory fees	20,078	19,218	20,989	17,032
Administrative services fees	11,475	11,655	11,655	14,069
Professional fees	4,292	4,342	4,342	4,342
Legal fees	3,859	3,903	3,903	3,903
Printing expenses	2,732	2,763	2,763	2,763
Transfer agent fees	2,665	2,707	2,707	2,707
Custodian fees	2,323	2,359	2,360	2,360
Trustees fees and expenses	1,859	1,888	1,888	1,888
Compliance officer fees	1,736	1,763	1,763	1,763
Insurance expense	438	445	445	445
Other expenses	2,472	2,500	2,499	2,499
TOTAL EXPENSES	53,929	53,543	55,314	53,771

Less: Contractual Fees waived and/or expenses reimbursed by the Adviser	(23,163)	(24,047)	(23,160)	(27,665)
TOTAL FEES WAIVED	(23,163)	(24,047)	(23,160)	(27,665)

NET EXPENSES	30,766	29,496	32,154	26,106
NET INVESTMENT INCOME	211,039	77,485	116,725	18,393

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized loss from investments	(236)	—	—	—
Net realized gain from in-kind redemptions	44,566	—	—	—
Net change in unrealized appreciation on investments	2,971,519	2,525,974	3,070,131	458,618
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	3,015,849	2,525,974	3,070,131	458,618

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,226,888	$2,603,459	$3,186,856	$477,011

*	Brookstone Dividend Stock ETF commenced operations on September 27, 2023.

**	Brookstone Growth Stock ETF, Brookstone Value Stock ETF and Brookstone Intermediate Bond ETF commenced operations on September 26, 2023.

See accompanying notes to financial statements.

Brookstone ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Period Ended November 30, 2023

	Brookstone	Brookstone	Brookstone	Brookstone
	Ultra-Short Bond	Active	Opportunitites	Yield
	ETF *	ETF **	ETF **	ETF **
INVESTMENT INCOME
Dividends	$95,316	$10,881	$22,014	$110,621
Interest	4,753	1,617	1,571	2,617
TOTAL INVESTMENT INCOME	100,069	12,498	23,585	113,238

EXPENSES
Investment advisory fees	21,956	10,746	10,420	9,675
Administrative services fees	14,069	11,475	11,475	11,475
Professional fees	4,342	4,292	4,292	4,292
Legal fees	3,903	3,859	3,859	3,859
Printing expenses	2,763	2,732	2,732	2,732
Transfer agent fees	2,707	2,665	2,665	2,665
Custodian fees	2,360	2,323	2,323	2,323
Trustees fees and expenses	1,888	1,859	1,859	1,859
Compliance officer fees	1,763	1,736	1,736	1,736
Insurance expense	445	438	438	438
Other expenses	2,499	2,472	2,472	2,472
TOTAL EXPENSES	58,695	44,597	44,271	43,526

Less: Contractual Fees waived and/or expenses reimbursed by the Adviser	(25,135)	(28,144)	(28,343)	(28,669)
TOTAL FEES WAIVED	(25,135)	(28,144)	(28,343)	(28,669)

NET EXPENSES	33,560	16,453	15,928	14,857
NET INVESTMENT INCOME	66,509	(3,955)	7,657	98,381

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain loss from in-kind redemptions	—	—	15,073	—
Net change in unrealized appreciation depreciation on investments	132,562	905,843	833,226	462,407
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	132,562	905,843	848,299	462,407

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$199,071	$901,888	$855,956	$560,788

*	Brookstone Ultra-Short Bond ETF commenced operations on September 26, 2023.

**	Brookstone Active ETF, Brookstone Opportunities ETF and Brookstone Yield ETF commenced operations on September 27, 2023.

See accompanying notes to financial statements.

Brookstone ETFs
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
For the Period Ended November 30, 2023

	Brookstone	Brookstone	Brookstone	Brookstone
	Dividend Stock	Growth Stock	Value Stock	Intermediate Bond
	ETF *	ETF **	ETF **	ETF **
FROM OPERATIONS
Net investment income	$211,039	$77,485	$116,725	$18,393
Net realized loss from investments	(236)	—	—	—
Net realized gain from in-kind redemptions	44,566	—	—	—
Net change in unrealized appreciation on investments	2,971,519	2,525,974	3,070,131	458,618
Net increase in net assets resulting from operations	3,226,888	2,603,459	3,186,856	477,011

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(137,130)	(25,047)	(56,180)	(21,658)
Total distributions to shareholders	(137,130)	(25,047)	(56,180)	(21,658)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	53,244,877	52,565,092	54,882,683	46,691,375
Cost of shares redeemed	(523,909)	—	—	—
Transaction Fees (Note 5)	3,750	2,250	2,750	3,750
Net increase in net assets from shares of beneficial interest	52,724,718	52,567,342	54,885,433	46,695,125

TOTAL INCREASE IN NET ASSETS	55,814,476	55,145,754	58,016,109	47,150,478

NET ASSETS
Beginning of Period	—	—	—	—
End of Period	$55,814,476	$55,145,754	$58,016,109	$47,150,478

SHARE ACTIVITY
Shares Sold	2,130,000	2,070,000	2,160,000	1,860,000
Shares Redeemed	(20,000)	—	—	—
Net increase in shares of beneficial interest outstanding	2,110,000	2,070,000	2,160,000	1,860,000

*	Brookstone Dividend Stock ETF commenced operations on September 27, 2023.

**	Brookstone Growth Stock ETF, Brookstone Value Stock ETF and Brookstone Intermediate Bond ETF commenced operations on September 26, 2023.

See accompanying notes to financial statements.

Brookstone ETFs
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
For the Period Ended November 30, 2023

	Brookstone	Brookstone	Brookstone	Brookstone
	Ultra-Short Bond	Active	Opportunitites	Yield
	ETF *	ETF **	ETF **	ETF **
FROM OPERATIONS
Net investment income (loss)	$66,509	$(3,955)	$7,657	$98,381
Net realized gain from in-kind redemptions	—	—	15,073	—
Net change in unrealized appreciation on investments	132,562	905,843	833,226	462,407
Net increase in net assets resulting from operations	199,071	901,888	855,956	560,788

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(70,597)	—	(9,555)	(100,171)
Total distributions to shareholders	(70,597)	—	(9,555)	(100,171)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	57,062,394	28,461,962	26,953,975	27,660,661
Cost of shares redeemed	—	—	(261,202)	—
Transaction Fees (Note 5)	3,500	3,250	2,500	2,000
Net increase in net assets from shares of beneficial interest	57,065,894	28,465,212	26,695,273	27,662,661

TOTAL INCREASE IN NET ASSETS	57,194,368	29,367,100	27,541,674	28,123,278

NET ASSETS
Beginning of Period	—	—	—	—
End of Period	$57,194,368	$29,367,100	$27,541,674	$28,123,278

SHARE ACTIVITY
Shares Sold	2,270,000	1,120,000	1,060,000	1,090,000
Shares Reinvested	—	—	(10,000)	—
Net increase in shares of beneficial interest outstanding	2,270,000	1,120,000	1,050,000	1,090,000

*	Brookstone Ultra-Short Bond ETF commenced operations on September 26, 2023.

**	Brookstone Active ETF, Brookstone Opportunities ETF and Brookstone Yield ETF commenced operations on September 27, 2023.

See accompanying notes to financial statements.

Brookstone ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Brookstone Dividend Stock ETF

	For the Period Ended
	November 30, 2023 (1)
	(Unaudited)

Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income (2)	0.30
Net realized and unrealized gain on investments	1.22
Total from investment operations	1.52
Less distributions from:
Net investment income	(0.07)
Total distributions	(0.07)
Net asset value, end of period	$26.45
Market price, end of period	$26.47
Total return (3)	6.06	% (7)
Total return - Market price (3)	6.14	% (7)
Net assets, at end of period (000s)	$55,814
Ratio of gross expenses to average net assets (5)	1.67	% (8)
Ratio of net expenses to average net assets (5)	0.95	% (8)
Ratio of net investment income to average net assets (4)	6.52	% (8)
Portfolio Turnover Rate (6)	0	% (7)

(1)	The Brookstone Dividend Stock ETF commenced operations on September 27, 2023.

(2)	Per share amounts calculated using the average shares method.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(7)	Not Annualized

(8)	Annualized

See accompanying notes to financial statements.

Brookstone ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Brookstone Growth Stock ETF

	For the Period Ended
	November 30, 2023 (1)
	(Unaudited)

Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income (2)	0.12
Net realized and unrealized gain on investments	1.53
Total from investment operations	1.65
Less distributions from:
Net investment income	(0.01)
Total distributions	(0.01)
Net asset value, end of period	$26.64
Market price, end of period	$26.65
Total return (3)	6.61	% (7)
Total return - Market price (3)	6.65	% (7)
Net assets, at end of period (000s)	$55,146
Ratio of gross expenses to average net assets (5)	1.72	% (8)
Ratio of net expenses to average net assets (5)	0.95	% (8)
Ratio of net investment income to average net assets (4)	2.50	% (8)
Portfolio Turnover Rate (6)	0	% (7)

(1)	The Brookstone Growth Stock ETF commenced operations on September 26, 2023.

(2)	Per share amounts calculated using the average shares method.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(7)	Not Annualized

(8)	Annualized

See accompanying notes to financial statements.

Brookstone ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Brookstone Value Stock ETF

	For the Period Ended
	November 30, 2023 (1)
	(Unaudited)

Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income (2)	0.16
Net realized and unrealized gain on investments	1.73
Total from investment operations	1.89
Less distributions from:
Net investment income	(0.03)
Total distributions	(0.03)
Net asset value, end of period	$26.86
Market price, end of period	$26.87
Total return (3)	7.55	% (7)
Total return - Market price (3)	7.59	% (7)
Net assets, at end of period (000s)	$58,016
Ratio of gross expenses to average net assets (5)	1.63	% (8)
Ratio of net expenses to average net assets (5)	0.95	% (8)
Ratio of net investment income to average net assets (4)	3.45	% (8)
Portfolio Turnover Rate (6)	0	% (7)

(1)	The Brookstone Value Stock ETF commenced operations on September 26, 2023.

(2)	Per share amounts calculated using the average shares method.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(7)	Not Annualized

(8)	Annualized

See accompanying notes to financial statements.

Brookstone ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Brookstone Intermediate Bond ETF

	For the Period Ended
	November 30, 2023 (1)
	(Unaudited)

Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income (2)	0.03
Net realized and unrealized gain on investments	0.33
Total from investment operations	0.36
Less distributions from:
Net investment income	(0.01)
Total distributions	(0.01)
Net asset value, end of period	$25.35
Market price, end of period	$25.35
Total return (3)	1.45	% (7)
Total return - Market price(3)	1.45	% (7)
Net assets, at end of period (000s)	$47,150
Ratio of gross expenses to average net assets (5)	1.96	% (8)
Ratio of net expenses to average net assets (5)	0.95	% (8)
Ratio of net investment income to average net assets (4)	0.67	% (8)
Portfolio Turnover Rate (5)	0	% (7)

(1)	The Brookstone Intermediate Bond ETF commenced operations on September 26, 2023.

(2)	Per share amounts calculated using the average shares method.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(7)	Not Annualized

(8)	Annualized

See accompanying notes to financial statements.

Brookstone ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Brookstone Ultra-Short Bond ETF

	For the Period Ended
	November 30, 2023 (1)
	(Unaudited)

Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income (2)	0.09
Net realized and unrealized gain on investments	0.14
Total from investment operations	0.23
Less distributions from:
Net investment income	(0.03)
Total distributions	(0.03)
Net asset value, end of period	$25.20
Market price, end of period	$25.20
Total return (3)	0.92	% (7)
Total return - Market price(3)	0.92	% (7)
Net assets, at end of period (000s)	$57,194
Ratio of gross expenses to average net assets (5)	1.66	% (8)
Ratio of net expenses to average net assets (5)	0.95	% (8)
Ratio of net investment income to average net assets (4)	1.88	% (8)
Portfolio Turnover Rate (6)	0	% (7)

(1)	The Brookstone Ultra-Short Bond ETF commenced operations on September 26, 2023.

(2)	Per share amounts calculated using the average shares method.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(7)	Not Annualized

(8)	Annualized

See accompanying notes to financial statements.

Brookstone ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Brookstone Active ETF

	For the Period Ended
	November 30, 2023 (1)
	(Unaudited)

Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment loss (2)	(0.01)
Net realized and unrealized gain on investments	1.38
Total from investment operations	1.37
Less distributions from:
Net investment income	(0.15)
Total distributions	(0.15)
Net asset value, end of period	$26.22
Market price, end of period	$26.22
Total return (3)	4.88	% (7)
Total return - Market price (3)	4.88	% (7)
Net assets, at end of period (000s)	$29,367
Ratio of gross expenses to average net assets (5)	2.57	% (8)
Ratio of net expenses to average net assets (5)	0.95	% (8)
Ratio of net investment income to average net assets (4)	-0.23	% (8)
Portfolio Turnover Rate (6)	0	% (7)

(1)	The Brookstone Active ETF commenced operations on September 27, 2023.

(2)	Per share amounts calculated using the average shares method.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(7)	Not Annualized

(8)	Annualized

See accompanying notes to financial statements.

Brookstone ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Brookstone Opportunities ETF

	For the Period Ended
	November 30, 2023 (1)
	(Unaudited)

Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income (2)	0.02
Net realized and unrealized gain on investments	1.22
Total from investment operations	1.24
Less distributions from:
Net investment income	(0.01)
Total distributions	(0.01)
Net asset value, end of period	$26.23
Market price, end of period	$26.24
Total return (3)	4.96	% (7)
Total return - Market price (3)	5.00	% (7)
Net assets, at end of period (000s)	$27,542
Ratio of gross expenses to average net assets (5)	2.64	% (8)
Ratio of net expenses to average net assets (5)	0.95	% (8)
Ratio of net investment income to average net assets (4)	0.46	% (8)
Portfolio Turnover Rate (6)	0	% (7)

(1)	The Brookstone Opportunities ETF commenced operations on September 27, 2023.

(2)	Per share amounts calculated using the average shares method.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(7)	Not Annualized

(8)	Annualized

See accompanying notes to financial statements.

Brookstone ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Brookstone Yield ETF

	For the Period Ended
	November 30, 2023 (1)
	(Unaudited)

Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income (2)	0.29
Net realized and unrealized gain on investments	0.60
Total from investment operations	0.89
Less distributions from:
Net investment income	(0.09)
Total distributions	(0.09)
Net asset value, end of period	$25.80
Market price, end of period	$25.81
Total return (3)	3.57	% (7)
Total return - Market price (3)	3.53	% (7)
Net assets, at end of period (000s)	$28,123
Ratio of gross expenses to average net assets (5)	2.78	% (8)
Ratio of net expenses to average net assets (5)	0.95	% (8)
Ratio of net investment income to average net assets (4)	6.29	% (8)
Portfolio Turnover Rate (5)	0	% (7)

(1)	The Brookstone Yield ETF commenced operations on September 27, 2023.

(2)	Per share amounts calculated using the average shares method.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(7)	Not Annualized

(8)	Annualized

See accompanying notes to financial statements.

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
November 30, 2023

1.	ORGANIZATION

The Brookstone Dividend Stock ETF (“BAMD”), Brookstone Growth Stock ETF (“BAMG”), Brookstone Value Stock ETF (“BAMV”), Brookstone Intermediate Bond ETF (“BAMB”), Brookstone Ultra-Short Bond ETF (“BAMU”), Brookstone Active ETF (“BAMA”), Brookstone Opportunities ETF (“BAMO”) and Brookstone Yield ETF (“BAMY”) (each a “Fund” and collectively the “Funds”) are each a diversified series of Northern Lights Fund Trust IV (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. BAMB, BAMU, BAMA, BAMO and BAMY are each a “fund of funds”, in that each Fund will generally invest in other investment companies.

BAMD’s investment objective seeks to provide income and capital appreciation. BAMG and BAMV’s investment objective seeks to provide capital appreciation. BAMB and BAMU’s investment objective seeks to provide current income. BAMA and BAMO’s investment objective seeks to provide total return. BAMY’s investment objective seeks to provide current income. BAMD, BAMA, BAMO and BAMY commenced operations on September 27, 2023. BAMG, BAMV, BAMB and BAMU commenced operations on September 26, 2023.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standards Update 2013-08.

Securities Valuation – The Funds record their investments at fair value. Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “investment companies”). Investment companies are valued at their respective net asset values as reported by such investment companies. Mutual funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. Exchange-traded funds (“ETFs”) are valued at the last

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2023

reported price or official closing price. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The Funds may hold investments, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (the “Board”). The Board has designated the adviser as it’s “Valuation Designee” for execution of these procedures. The adviser may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.

Fair Valuation Process – Applicable investments are valued pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private placements or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Valuation Designee is unable to obtain a current bid from such independent dealers or other independent parties, the adviser shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2023

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2023 for the Funds’ assets measured at fair value:

BAMD

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$55,332,567	$—	$—	$55,332,567
Total	$55,332,567	$—	$—	$55,332,567

BAMG

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$54,039,013	$—	$—	$54,039,013
Total	$54,039,013	$—	$—	$54,039,013

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2023

BAMV

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$57,737,125	$—	$—	$57,737,125
Total	$57,737,125	$—	$—	$57,737,125

BAMB

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$46,362,061	$—	$—	$46,362,061
Total	$46,362,061	$—	$—	$46,362,061

BAMU

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$56,230,912	$—	$—	$56,230,912
Total	$56,230,912	$—	$—	$56,230,912

BAMA

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$28,773,698	$—	$—	$28,773,698
Total	$28,773,698	$—	$—	$28,773,698

BAMO

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$26,978,869	$—	$—	$26,978,869
Total	$26,978,869	$—	$—	$26,978,869

BAMY

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$27,088,479	$—	$—	$27,088,479
Total	$27,088,479	$—	$—	$27,088,479

The Funds did not hold any Level 2 or 3 securities during the period.

*	See Schedules of Investments for industry classification.

Exchange Traded Funds – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock. An index ETF represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis and includes amortization and accretion, which is recorded using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2023

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for each Fund. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Cash and Cash Equivalents – Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no provision for federal income tax is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in each Fund’s May 31, 2024 year-end tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. During the period ended November 30, 2023, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Securities Lending Risk – The Funds may lend portfolio securities to institutions, such as banks and certain broker-dealers. The Funds may experience a loss for delay in the recovery of their securities if the borrowing institution breaches its agreement with the Funds (see additional information at Note 6).

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2023

3.	INVESTMENT TRANSACTIONS

For the period ended November 30, 2023, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to:

Fund	Purchases	Sales
BAMD	$314,169	$701
BAMG	—	—
BAMV	272,867	—
BAMB	—	—
BAMU	2,640,496	—
BAMA	—	—
BAMO	—	—
BAMY	—	—

For the period ended November 30, 2023, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to:

Fund	Purchases	Sales
BAMD	$52,523,643	$520,394
BAMG	51,513,038	—
BAMV	54,394,127	—
BAMB	45,903,443	—
BAMU	53,457,853	—
BAMA	27,867,855	—
BAMO	26,386,303	255,733
BAMY	26,626,072	—

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Brookstone Asset Management LLC serves as the Funds’ investment adviser (the “Adviser”) pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate indicated below of each Fund’s average daily net assets During period ended November 30, 2023, the Adviser earned the following fees:

Fund	Annual Rate	Advisory Fee
BAMD	0.65%	$20,078
BAMG	0.65%	19,218
BAMV	0.65%	20,989
BAMB	0.65%	17,032
BAMU	0.65%	21,956
BAMA	0.65%	10,746
BAMO	0.65%	10,420
BAMY	0.65%	9,675

Pursuant to a written agreement (the “Waiver Agreement”), the Adviser has contractually agreed, until at least September 30, 2024, to ensure that total annual fund operating expenses after fee waiver and/or

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2023

reimbursement excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 0.95% of average daily net assets of each Fund, respectively; subject to possible recoupment from the Funds in future years within the three years from the date the fees have been waived or reimbursed if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of the recoupment. Fee waiver and reimbursement arrangements can decrease the Funds’ expenses and boost its performance. If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the operating expenses attributable to the Funds are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the applicable Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the expenses to exceed the Expense Limitation. If the Funds’ operating expenses subsequently exceed the expense limitation, the reimbursements shall be suspended.

During the period ended November 30, 2023, the Adviser waived fees and/or reimbursed expenses, pursuant to the Waiver Agreement, in the amounts of:

Fees waived
(reimbursed) by the
Fund	Adviser
BAMD	$23,163
BAMG	24,047
BAMV	23,160
BAMB	27,665
BAMU	25,135
BAMA	28,144
BAMO	28,343
BAMY	28,669

The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through November 30 of the year indicated.

Fund	2026
BAMD	$23,163
BAMG	24,047
BAMV	23,160
BAMB	27,665
BAMU	25,135
BAMA	28,144
BAMO	28,343
BAMY	28,669

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan as amended (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2023

activities and shareholder services related to fund shares. Under the Plan, the Funds may pay 0.25% per year of the average daily net assets of fund shares for such distribution and shareholder service activities. As of November 30, 2023 the Plan has not been activated. For the period ended November 30, 2023, the Funds did not incur any distribution fees.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares and is an affiliate of Ultimus Fund Solutions, LLC. For the period ended November 30, 2023, there were no underwriting commissions.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds, which are included in administrative service fees in the Statements of Operations. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund, which are included in compliance officer fees in the Statements of Operations.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds, which are included in printing expenses in the Statements of Operations.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 20,000. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date.

Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2023

Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets. For the period ended November 30, 2023, the Funds received the following fees:

Fund	Variable Fees	Fixed Fees
BAMD	$—	$3,750
BAMG	—	2,250
BAMV	—	2,750
BAMB	—	3,750
BAMU	—	3,500
BAMA	—	3,250
BAMO	—	2,500
BAMY	—	2,000

The Transaction Fees for the Funds are listed in the table below:

Fee for in-Kind and Cash	Maximum Additional Variable
Purchases	Charge for Cash Purchases*
$250	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with the Securities Finance Trust Company (“SFTC”), the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Funds’ security lending procedures. The Funds continue to receive interest or dividends on the securities loaned. The Funds have the right under the Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Funds could experience delays or losses on recovery. Additionally, the Funds are subject to the risk of loss from investments made with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third-party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2023

The Funds did not engage in any security lending at any time during the period ended November 30, 2023.

7.	UNDERLYING FUND RISK

Other investment companies including ETFs and closed-end funds (“Underlying Funds”) in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the Underlying Funds and may be higher than other ETFs that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks, but the Adviser expects the principal investment risks of such Underlying Funds will be similar to the risks of investing in the corresponding Funds. Closed-end funds and ETFs may also trade at a discount or premium to their NAV and may trade at a larger discount or smaller premium subsequent to purchase by the Funds.

8.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECATION-TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation on November 30, 2023, were as follows:

	Cost for
	Federal Tax	Unrealized	Unrealized	Tax Net Unrealized
Portfolio	Purposes	Appreciation	Depreciation	Appreciation
BAMD	$52,361,048	$2,989,185	$(17,666)	$2,971,519
BAMG	51,513,039	2,715,045	(189,071)	2,525,974
BAMV	54,666,994	3,243,879	(173,748)	3,070,131
BAMB	45,903,443	458,618	—	458,618
BAMU	56,098,350	132,562	—	132,562
BAMA	27,867,855	905,843	—	905,843
BAMO	26,145,643	147,045	(57,298)	89,747
BAMY	26,626,072	462,407	—	462,407

9.	RECENT REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2023

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Distributions: The Board declared the following distributions:

Fund	Dividend Per Share	Record Date	Ex-Date	Payable Date
BAMD	$0.0653	11/30/2023	11/29/2023	12/7/2023
BAMG	$0.0121	11/30/2023	11/29/2023	12/7/2023
BAMV	$0.0265	11/30/2023	11/29/2023	12/7/2023
BAMB	$0.0119	11/30/2023	11/29/2023	12/7/2023
BAMU	$0.0311	11/30/2023	11/29/2023	12/7/2023
BAMO	$0.0091	11/30/2023	11/29/2023	12/7/2023
BAMY	$0.0919	11/30/2023	11/29/2023	12/7/2023

Fund	Dividend Per Share	Record Date	Ex-Date	Payable Date
BAMD	$0.1270	12/27/2023	12/26/2023	1/2/2024
BAMG	$0.0215	12/27/2023	12/26/2023	1/2/2024
BAMV	$0.0269	12/27/2023	12/26/2023	1/2/2024
BAMB	$0.1735	12/27/2023	12/26/2023	1/2/2024
BAMU	$0.1798	12/27/2023	12/26/2023	1/2/2024
BAMA	$0.1226	12/27/2023	12/26/2023	1/2/2024
BAMO	$0.1192	12/27/2023	12/26/2023	1/2/2024
BAMY	$0.4176	12/27/2023	12/26/2023	1/2/2024

On January 25, 2024, Wendy Wang resigned as Trustee of the Trust. Ms. Wang continues to serve as President of the Trust.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than that discussed above.

Brookstone ETFs
EXPENSE EXAMPLES (Unaudited)
November 30, 2023

Example

All exchange traded funds have operating expenses. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. A shareholder may incur brokerage commissions on their purchase and sales of Fund shares, which are not reflected in the examples below.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from inception though November 30, 2023.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $ 1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
			Ending
	Net	Beginning	Account	Expenses	Ending	Expenses
	Expense	Account Value	Value	Paid During	Account Value	Paid During
	Ratio	(since inception)	11/30/23	Period *	11/30/23	Period*

Brookstone Dividend Stock ETF	0.95%	$1,000.00	$1,060.60	$4.89	$1,020.25	$4.80
Brookstone Growth Stock ETF	0.95%	$1,000.00	$1,066.10	$4.91	$1,020.25	$4.80
Brookstone Value Stock ETF	0.95%	$1,000.00	$1,075.50	$4.93	$1,020.25	$4.80
Brookstone Intermediate Bond ETF	0.95%	$1,000.00	$1,014.50	$4.78	$1,020.25	$4.80
Brookstone Ultra-Short Bond ETF	0.95%	$1,000.00	$1,009.20	$4.77	$1,020.25	$4.80
Brookstone Active ETF	0.95%	$1,000.00	$1,048.80	$4.87	$1,020.25	$4.80
Brookstone Opportunities ETF	0.95%	$1,000.00	$1,049.60	$4.87	$1,020.25	$4.80
Brookstone Yield ETF	0.95%	$1,000.00	$1,035.70	$4.83	$1,020.25	$4.80

*	Expense information for each Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 183/366 (to reflect the full half-year period).

For more information about current performance, holdings, or historical premiums/discounts, please visit the Funds’ website at www.brookstoneam.com.

Brookstone ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2023

Approval of the Investment Advisory Agreement with Brookstone Asset Management LLC

In connection with the meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on July 24, 2023 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “BAM Advisory Agreement”) between Brookstone Asset Management LLC (“BAM”) and the Trust, with respect to Brookstone Dividend Stock ETF, Brookstone Growth Stock ETF, Brookstone Value Stock ETF, Brookstone Intermediate Bond ETF, Brookstone Ultra-Short Bond ETF, Brookstone Active ETF, Brookstone Opportunities ETF and Brookstone Yield ETF (collectively, the “New Series”). In considering the approval of the BAM Advisory Agreement, the Board received materials specifically relating to the BAM Advisory Agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the approval of the BAM Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the BAM Advisory Agreement on behalf of the New Series and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the approval of the BAM Advisory Agreement.

Nature, Extent and Quality of Services. The Board noted its experience and familiarity with BAM as the adviser to four other series of the Trust and acknowledged the credentials and years of experience of the key personnel at BAM that would be servicing the New Series. The Board noted that BAM, among other things, would provide research, compliance and analysis for the New Series and that it would obtain and evaluate information relating to the economy, relevant industries and the securities markets to make investment decisions for each New Series in a manner consistent with the New Series’ investment objectives and strategies. The Board received information about BAM’s compliance program. The Board noted that BAM would select broker-dealers on the basis of reputation, financial stability, execution stability and pricing and would review each broker on a quarterly basis for best execution. The Board confirmed that neither BAM nor its affiliates had been the subject of any regulatory examinations, material litigation or administrative actions. The Board concluded that BAM had sufficient quality and depth of personnel and resources to perform its duties under the proposed advisory agreement in a manner and at a level that was consistent with the Board’s expectations.

Performance. The Board noted that there was no prior performance for any of the New Series for the Board to evaluate. The Board recalled its experience with BAM as the adviser to four other series of the Trust and recognized that BAM had the potential to provide satisfactory returns.

Fees and Expenses. The Board observed that the proposed advisory fee of 0.65% for each New Series was below the averages of its Morningstar category and peer group. The Board discussed that the 0.95% expense ratio for each of the New Series was above the averages of its Morningstar category and peer group but below the highs of each. The Board considered that each New Series would have a contractual expense limitation for at least one year. After discussion, the Board concluded that the advisory fees being charged by BAM for each New Series was not unreasonable.

Profitability. The Board discussed that BAM anticipated to earn a reasonable profit from its relationship with each of the New Series during the first two years of their existence. The Board determined that excessive profitability would not be an issue for BAM with respect to any of the New Series at this time.

Brookstone ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2023

Economies of Scale. The Board considered whether BAM would realize economies of scale during the initial period of the advisory agreement. The Board noted that the proposed fee schedule did not currently provide breakpoints, but that BAM indicated it was amenable to the discussion of adding breakpoints as the assets of any New Series experienced significant growth. The Board concluded that absence of breakpoints was acceptable at this time.

Conclusion. Having requested such information from BAM as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and with the advice of independent counsel, the Board determined that approval of the advisory agreement with BAM was in the best interests of the New Series and their future shareholders.

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. April 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●    Social Security number and wire transfer instructions

●    account transactions and transaction history

●    investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-631-490-4300

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●    open an account or deposit money

●    direct us to buy securities or direct us to sell your securities

●    seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●    sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●    affiliates from using your information to market to you.

●    sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ending June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies will be available without charge, upon request, by calling 1-888-562-8880 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-888-562-8880.

INVESTMENT ADVISER
Brookstone Asset Management LLC
1745 S Naperville Rd
Wheaton, IL 60189

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

BROOK ETF-SA23

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 2/7/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 2/7/2024

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 2/7/2024